Business Acquisitions (Details Textual) $ / shares in Units, $ in Thousands		3 Months Ended																12 Months Ended
	Jan. 01, 2015 USD ($) $ / shares shares	Apr. 02, 2016 USD ($) $ / shares		Jan. 02, 2016 USD ($)		Oct. 03, 2015 USD ($)		Jun. 27, 2015 USD ($)		Mar. 28, 2015 USD ($)		Dec. 27, 2014 USD ($)	[2]	Sep. 27, 2014 USD ($)	[2]	Jun. 28, 2014 USD ($)	[2]	Apr. 02, 2016 USD ($) $ / shares		Mar. 28, 2015 USD ($)	Mar. 29, 2014 USD ($)
Business Acquisition [Line Items]
Share Price | $ / shares	$ 66.36	$ 50.82																$ 50.82
Share exchange ratio (before giving effect to the reverse stock split)	1.6749
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Reverse stock split	one-for-four
Goodwill		$ 2,135,697	[1]							$ 2,140,586								$ 2,135,697	[1]	$ 2,140,586	$ 103,901
Goodwill, Purchase Accounting Adjustments																		4,889
Net loss		(24,202)	[2],[3],[4],[5]	$ (11,127)	[2],[3],[4]	$ 4,448	[2],[3],[6]	$ 2,036	[2],[3]	6,482	[2],[3],[7],[8]	$ 87,863		$ 63,311		$ 38,647		(28,845)		196,303	12,642
Income (loss) from operations																		11,968		122,466	27,341
Acquisition-related costs																				12,200	5,100
Restructuring costs		400		3,000		3,800		2,900		10,900								10,100		10,900	$ 11,100
Integration related costs		$ 5,500		$ 5,000		$ 5,600		$ 10,400										26,500		$ 31,300
TriQuint Merger [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 5,254,400
Goodwill	$ 2,036,700
Revenue										259,500
Net loss										$ 132,500
RFMD [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0
Conversion Ratio	0.25
Right to receive, conversion ratio | shares	0.25
TriQuint [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Conversion Ratio	0.4187
Right to receive, conversion ratio | shares	0.4187
MP [Member] | TriQuint Merger [Member]
Business Acquisition [Line Items]
Goodwill	$ 1,745,500
IDP [Member] | TriQuint Merger [Member]
Business Acquisition [Line Items]
Goodwill	$ 291,200
Property, Plant and Equipment [Member] | TriQuint Merger [Member]
Business Acquisition [Line Items]
Goodwill, Purchase Accounting Adjustments																		3,800
Deferred Taxes [Member] | TriQuint Merger [Member]
Business Acquisition [Line Items]
Goodwill, Purchase Accounting Adjustments																		$ 1,100

[1]	(1) As of April 2, 2016, the Company’s goodwill balance of $2,135.7 million was comprised of gross goodwill of $2,757.3 million less accumulated impairment losses and write-offs of $621.6 million.
[2]	2. The Company recorded integration related expenses of $10.4 million, $5.6 million, $5.0 million and $5.5 million, in the first, second, third and fourth quarters of fiscal 2016, respectively, associated with the Business Combination. The Company recorded acquisition and integration related expenses of $8.5 million, $7.4 million, $7.5 million, and $20.1 million, in the first, second, third and fourth quarters of fiscal 2015, respectively, associated with the Business Combination (Note 5).
[3]	3. The Company recorded restructuring expenses (including stock-based compensation) of $2.9 million, $3.8 million, $3.0 million, and $0.4 million in the first, second, third and fourth quarters of fiscal 2016, respectively, associated with the Business Combination. The Company recorded restructuring expenses (including stock-based compensation) of $10.9 million, associated with the Business Combination in the fourth quarter of fiscal 2015 (Note 5).
[4]	5. In the third quarter of fiscal 2016, we issued $450.0 million aggregate principal amount of 6.75% Senior Notes due 2023 and $550.0 million aggregate principal amount of 7.00% Senior Notes due 2025 and recorded interest expense of $6.7 million and 13.9 million (net of capitalized interest), in the third and fourth quarters of fiscal 2016, respectively.
[5]	7.Income tax expense of $21.5 million for the fourth quarter of fiscal 2016, includes a discrete period expense of $16.3 million related to increases in the valuation allowance for state net operating loss and state credit deferred tax assets (Note 11).
[6]	6. Income tax expense of $13.8 million for the second quarter of fiscal 2016, includes a discrete period expense of $4.6 million related to reductions to state deferred tax assets (Note 11).
[7]	1. The Business Combination was completed on January 1, 2015, and as a result, TriQuint's results of operations which include revenue of $259.5 million and a net loss of $132.5 million, are included for the period of January 1, 2015 through March 28, 2015.
[8]	4. Income tax benefit of $110.0 million for the fourth quarter of fiscal 2015 consists of an income tax benefit generated by the reduction in the valuation allowance against domestic deferred tax assets which offset the income tax expense from operations (Note 11).